DESCRIPTION OF BUSINESS - License and Distribution Agreements (China Resources Pharmaceutical Commercial Group International Trading Co., Ltd.) (Details)	3 Months Ended
Mar. 31, 2022
China Resources Guokang Pharmaceuticals Co., Ltd
Description of Business and Basis of Presentation
Non royalty exclusive distribution additional period	2 years